Risk/Return Detail Data - FidelityFlexConservativeIncomeMunicipalBondFund-PRO	Mar. 01, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Municipal Trust
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity Flex® Conservative Income Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Flex® Conservative Income Municipal Bond Fund seeks to provide a high level of income, exempt from federal income tax, consistent with preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 78% of the average value of its portfolio.
Portfolio Turnover, Rate	78.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in U.S. dollar-denominated municipal money market securities and high quality investment-grade municipal debt securities whose interest is exempt from federal income tax.Managing the fund to have similar overall interest rate risk to the supplemental index.Normally maintaining a dollar-weighted average maturity of one year or less.Normally investing in securities with a maximum maturity of four years.Allocating assets across different market sectors and maturities.Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level. Visit www.401k.com and log in or www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.401k.com and log in or www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Oct. 12, 2017
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	1.61%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(0.59%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund | Fidelity Flex Conservative Income Municipal Bond Fund
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.02%	[1]
Fee waiver and/or expense reimbursement	0.02%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	none
1 year	none
3 years	4
5 years	9
10 years	$ 23
2018	1.77%
2019	2.39%
2020	1.48%
2021	0.45%
2022	0.49%
2023	3.85%
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund | Return Before Taxes | Fidelity Flex Conservative Income Municipal Bond Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.85%
Past 5 years	1.72%
Since Inception	1.68%	[3]
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund | After Taxes on Distributions | Fidelity Flex Conservative Income Municipal Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	3.84%
Past 5 years	1.72%
Since Inception	1.68%	[3]
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales | Fidelity Flex Conservative Income Municipal Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.59%
Past 5 years	1.70%
Since Inception	1.67%	[3]
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund | LB319
Risk/Return:
Label	Bloomberg Municipal Bond 1 Year (1-2 Y) Index
Past 1 year	3.39%
Past 5 years	1.34%
Since Inception	1.29%	[3]
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund | IXY1N
Risk/Return:
Label	Fidelity Flex Conservative Income Municipal Bond Composite Index℠
Past 1 year	3.39%
Past 5 years	1.36%
Since Inception	1.33%	[3]

[1]	AThe fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.
[2]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of the fund's average net assets. This arrangement will remain in effect through April 30, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[3]	AFrom October 12, 2017.